Warrants - Schedule of Stock Warrants Activity (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrants, Outstanding, Beginning balance	88,365,036	47,003,962
Warrants, Exercisable, Beginning balance	88,365,036	47,003,962
Warrants, Canceled
Warrants, Granted	40,259,133	42,037,500
Warrants, Exercised	(798,000)
Warrants, Forfeited	(392,047)	(676,426)
Warrants, Outstanding, Ending balance	127,434,122	88,365,036
Warrants, Exercisable, Ending balance	127,434,122	88,365,036
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.30	$ 0.46
Weighted Average Exercise Price, Exercisable, Beginning	0.30	0.46
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending	0.24	0.30
Weighted Average Exercise Price, Exercisable, Ending	$ 0.24	$ 0.30
Weighted Average Remaining Contractual Terms in Years, Beginning Outstanding	3 years 6 months	3 years 5 months 27 days
Weighted Average Remaining Contractual Terms in Years, Beginning Exercisable	3 years 6 months	3 years 5 months 27 days
Weighted Average Remaining Contractual Terms in Years, Ending Outstanding	3 years 1 month 24 days	3 years 6 months
Weighted Average Remaining Contractual Terms in Years, Ending Exercisable	3 years 1 month 24 days	3 years 6 months
Aggregate Intrinsic Value, Outstanding, Beginning	$ 543,770	$ 2,579,541
Aggregate Intrinsic Value, Exercisable, Beginning	543,770	2,579,541
Aggregate Intrinsic Value, Outstanding, Ending	3,957,689	543,770
Aggregate Intrinsic Value, Exercisable, Ending	$ 3,957,689	$ 543,770